As filed with the Securities and Exchange Commission on May 27, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

[626-914-7383]
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

WINSLOW GREEN GROWTH FUND
Schedule of Investments
March 31, 2010 (Unaudited)

Shares	Security Description	Value

	COMMON STOCK - 98.9%

	Clean Energy - 14.2%
535,700	American Superconductor Corp. (a)	15,481,730
5,900,000	Capstone Turbine Corp. (a)	7,493,000
607,896	Carmanah Technologies (a)	424,955
125,000	First Solar, Inc. (a)	15,331,250
1,752,000	Nevada Geothermal (b)	1,276,503
620,500	Protonex Technology Corp. (a)(b)	343,686
2,892,220	US Geothermal, Inc. (a)	2,631,920
		42,983,044
	Environmental Services - 8.4%
1,102,518	Newalta Corp. (b)	9,791,476
466,198	Telvent Git S.A.	13,407,854
633,000	World Energy Solutions, Inc. (a)(b)(c)	2,087,875
		25,287,205
	Green Building (General) - 18.3%
100,000	A.O. Smith Corp.	5,257,000
439,683	Comfort Systems USA, Inc.	5,491,641
50,000	Lennox International, Inc.	2,216,000
568,617	NCI Building Systems, Inc. (a)	6,277,532
1,000,000	ProLogis	13,200,000
331,072	Quanex Building Products Corp.	5,472,620
616,100	Waterfurnace Renewable Energy, Inc. (c)	17,342,883
		55,257,676
	Green Building (Lighting Technology) - 8.4%
225,000	Acuity Brands, Inc.	9,497,250
70,000	Cree, Inc. (a)	4,915,400
943,890	Lighting Science Group (a)	764,551
500,493	Rubicon Technology, Inc. (a)	10,109,959
		25,287,160
	Green Transport - 6.1%
45,000	Saft Groupe S.A.	1,783,577
200,000	Wabtec Corp.	8,424,000
500,000	Westport Innovations, Inc. (a)	8,240,000
		18,447,577
	Resource Efficiency - 22.6%
535,744	Cascades, Inc.	4,304,308
362,419	Chicago Bridge & Iron Company NV (a)	8,429,866
500,000	Emcor Group, Inc. (a)	12,315,000
685,392	Headwaters, Inc. (a)	3,145,949
1,280,000	Horsehead Holdings (a)	15,155,200
250,000	Schnitzer Steel Industries, Inc.	13,132,500
196,727	Sims Metal Management Ltd.	3,863,718
30,000	Valmont Industries, Inc.	2,484,900
459,476	Willbros Group, Inc. (a)	5,518,307
		68,349,748
	Sustainable Living - 13.5%
7,000,000	BioExx Specialty Proteins Ltd. (b)	14,680,254
133,632	Green Mountain Coffee Roasters, Inc. (a)	12,938,250
2,000,000	Jamba, Inc. (a)	5,440,000
29	OM Foods Ltd. (a)(b)(d)	-
1,117,654	SunOpta, Inc. (a)(b)	4,638,264
108,583	United Natural Foods, Inc. (a)	3,054,440
		40,751,208
	Water Management - 7.4%
1,500,000	Bioteq Enivronmental Technologies (b)	1,388,274
550,000	Nalco Holding Company	13,381,500
1,735,411	Pure Technologies (a)(b)(c)	7,689,016
		22,458,790

	Total Common Stock (Cost $263,745,742)	298,822,408

	Warrants - 0.0%
409,722	Capstone Turbine, Expires 9/17/2013 at $1.74 (a)(b)(d)			-
615,000	Nova Biosource Fuels, Inc., Expires 12/21/2011 at $2.72 (a)(b)(d)			-
147,354	U.S. Geothermal, Inc. Expires 4/24/2010 at $3.00 (a)(b)(d)			-
	Total Warrants (Cost $0)			-

	Short Term Investment - 1.5%
4,681,271	Fidelity Institutional Money Market Fund, 0.16%(e)			4,681,271
	Total Short Term Investment (Cost $4,681,271)			4,681,271

	Total Investments (Cost $268,427,013) - 100.4%			$ 303,503,679

	Liabilities in Excess of Other Assets - (0.4%)			(1,278,017)

	NET ASSETS - 100.0%			$ 302,225,662

CALL OPTIONS WRITTEN
Contracts
(100 shares per contract)	Security Description	Strike price	Expiration	Value
1,500	American Superconductor Corp.(a)	50.00	04/17/10	$ (3,750)
500	Green Mountain Coffee Roasters(a)	105.00	06/19/10	(225,000)
200	Valmont Industries, Inc.(a)	100.00	09/18/10	(38,000)
	Total Call Options Written (Premiums received $291,474)			$ (266,750)

(a) Non-income producing security.
(b) A portion of the security is considered illiquid. As of March 31, 2010, the total market value of the portion considered illiquid was $27,042,139 or 8.9% of net assets.
(c) Affiliated Company as defined by the Investment Company Act of 1940.
(d) Securities are fair valued under the supervision of the Board of Trustees.
(e) Seven-day yield

	The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows+:

	Cost of investments		$ 269,362,453
	Gross unrealized appreciation		63,027,218
	Gross unrealized depreciation		(28,885,992)
	Net unrealized appreciation		$ 34,141,226

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

	Summary of Fair Value Disclosure at March 31, 2010 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions a market participant would use in valuing the  asset or liability, and would be based on the best information available.

	Level 1	Level 2	Level 3		Total

Common Stock	298,822,408	-	-	(a)	298,822,408

Warrants	-	-	-	(a)	-

Short-Term Investments	4,681,271	-	-		4,681,271

Total Investments in Securities	$303,503,679	-	-		$303,503,679

(a) Security valued at fair value of zero under the supervision of the Board of Trustees.

Level 3 Reconciliation Disclosure Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description
Balance as of December 31, 2009	$39,150
Transfers out of Level 3
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(39,150)
Net purchases (sales)	-
Balance as of March 31, 2010	$-

Disclosures About Derivative Instruments and Hedging Activities at March 31, 2010 (Unaudited)

The Fund has adopted financial reporting rules intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

	Liability Derivaties as of March 31, 2010
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value

Equity Contracts	Payables	$266,750

WINSLOW GREEN SOLUTIONS FUND
Schedule of Investments
March 31, 2010 (Unaudited)

Shares	Security Description		Value

	Warrants - 0.0%
10,500	Nova Biosource Fuels, Inc., Expires 12/21/11 at $2.72 (a)(b)		-
12,000	U.S. Geothermal, Inc. Expires 4/24/2010 at $3.00 (a)(b)		-
	Total Warrants (Cost $0)		-

	Short Term Investments - 2.9%
125,443	Fidelity Government Portfolio - Class I, 0.04%(c)		125,443
125,443	Fidelity Money Market Portfolio - Select, 0.16%(c)		125,443
125,443	First American Government, 0.00%(c)		125,443
125,443	First American Treasury, 0.00%(c)		125,443
	Total Short Term Investments (Cost $501,772)		501,772

	Total Investments (Cost $501,772) - 2.9%		501,772

	Assets in Excess of Other Liabilities - 97.1%		16,600,149

	NET ASSETS - 100.0%		$ 17,101,921

(a) Non-income producing security.
(b) Securities are fair valued under the supervision of the Board of Trustees.
(c) Seven-day yield

	The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows+:

	Cost of investments	$ 804,190
	Gross unrealized appreciation	0
	Gross unrealized depreciation	(302,418)
	Net unrealized depreciation	$ (302,418)

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

	Summary of Fair Value Disclosure at March 31, 2010 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions a market participant would use in valuing the  asset or liability, and would be based on the best information available.

	Level 1	Level 2	Level 3		Total

Warrants	-	-	-	(a)	-

Short-Term Investments	501,772	-	-		501,772

Total Investments in Securities	501,772	-	-		501,772
	$501,772				$501,772

(a) Security valued at fair value of zero under the supervision of the Board of Trustees.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title /s/ Robert M. Slotky
Robert M. Slotky, President

Date May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert M. Slotky
 Robert M. Slotky, President

Date   May 27, 2010

By (Signature and Title)* /s/ Patrick J. Rudnick
 Patrick J. Rudnick, Treasurer

Date May 18, 2010

•	Print the name and title of each signing officer under his or her signature.

Winslow Green Mutual Funds 3.31.10 N-Q